Related Party Transactions	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Related Party Transactions
3 6 .	Related Party Transactions
The list of related party of the Group as at December 31, 2022, is as follows:

Relationship	Name of Entity
Associates and joint ventures	KIF Investment Fund, QTT Global (Group) Company Limited, CU Industrial Development Co., Ltd., KD Living, Inc., LoginD Co., Ltd., K Bank Inc., Daiwon Broadcasting Co., Ltd., KT-DSC creative economy youth start-up investment fund, Korea Electronic Vehicle Charging Service, K-REALTY RENTAL HOUSING REIT 2, AI RESEARCH INSTITUTE, KT-IBKC Future Investment Fund 1, Gyeonggi-KT Yoojin Superman Fund, FUNDA Co., Ltd., CHAMP IT Co., Ltd., Alliance Internet Corp., Little Big Pictures, Virtua Realm Sendirian Berhad, KT-Smart Factory Investment Fund, Studio Discovery Co., Ltd., KT Young Entrepreneurs DNA Investment Fund, Hyundai Robotics Co., Ltd., IGIS Professional Investors Private Investment Real Estate Investment LLC No. 395, Maruee Limited Company Specializing in the Cultural Industry, Trustay Co., Ltd., The skyk Co., Ltd., Mastern No.127 Logispoint Daegu Co., Ltd., SMART KOREA KT NEXT VENTURE FUND, kt Early Stage Investment Fund, Pacific Professional Investors Private Investment Real Estate Investment LLC No. 55, Mastern KT Multi-Family Real Estate Private Equity Investment Fund I, Home Choice Corp., K-REALTY RENTAL HOUSING REIT V, K-Realty 11th Real Estate Investment Trust Company, IBK-KT Emerging Digital Industry Investment Fund, SG-IBKC K-Contents Investment Fund No.1, Daemuga Limited Company Specializing in the Cultural Industry, Megazone Cloud Corporation, SuseoyeokwhanseungcenterbokhapDevelopment, TeamFresh Corp., KORAMKO No. 143 General Private Real Estate Investment Company, Jumbo Film, KB Three Telecommunications Companies ESG Fund, IGIS No. 468-1 General Private Real Estate Investment Company, Pacific No. 68 General Private Real Estate Investment Company, Kiamco Data Center Blind Fund, Mastern No.172 Seongsu Office PFV Co. Ltd., OASISALPHA Corporation, Shinhan EZ General Insurance, Ltd
.
, New Media Tech Fund, SH-KT Logistics Investment Type Private Real Estate Investment Trust No.1, K-Realty Qualified Private Real Estate Investment Trust No. 1, GRANDWEST PFV Co., Ltd.

Others 1	Goody Studio Co., Ltd., Rebellion Inc., Digital Pharm Co., Ltd.

1	Although it is evaluated by applying IFRS 9, it is included in the scope of related parties under IAS 24 as it has a significant influence.

Outstanding balances of receivables and payables in relations to transactions with related parties as at December 31, 2021 and 2022, are as follows:

		December 31, 2021
		Receivables				Payables
(in millions of Korean won)		Trade receivables		Other receivables		Trade payables		Other payables		Lease liabilities
Associates and joint ventures	K Bank, Inc.	￦	821	￦	51,422	￦	—	￦	513	￦	—
	IGIS Professional Investors Private Investment Real Estate Investment LLC No.395		4,614		—		—		—		—
	Others		565		1,853		343		4,829		—

Total		￦	6,000	￦	53,275	￦	343	￦	5,342	￦	—

		December 31, 2022
		Receivables				Payables
(in millions of Korean won)		Trade receivables		Other receivables		Trade payables		Other payables		Lease liabilities
Associates and joint ventures	K Bank, Inc.	￦	682	￦	258,999	￦	—	￦	299	￦	—
	Little Big Pictures		1,454		7,645		—		9		—
	K-Realty 11th Real Estate Investment Trust Company		151		1,283		—		—		8,824
	Others		2,285		2		3,235		2,932		—

Total		￦	4,572	￦	267,929	￦	3,235	￦	3,240	￦	8,824

Significant transactions with related parties for the years ended December 31, 2020, 2021 and 2022, are as follows:

		2020
( i n millions of Korean won)		Sales		Purchases 1
Associates and joint ventures	K- Realty CR-REITs No.1	￦	2,298	￦	—
	Korea Information & Technology Investment Fund (KIF Investment Fund)		—		—
	K Bank, Inc.		15,658		8,227
	Others		809		10,272

Total		￦	18,765	￦	18,499

		2020
(in millions of Korean won )		Interest income		Interest expense		Dividend income
Associates and joint ventures	K- Realty CR-REITs No.1	￦	—	￦	917	￦	8,061
	Korea Information & Technology Investment Fund (KIF Investment Fund)		—		—		9,241
	K Bank, Inc.		14		—		—
	Others		—		—		43

Total		￦	14	￦	917	￦	17,345

1	A mounts include acquisition of property and equipment , and other s.

		2021
(in millions of Korean won )		Sales		Purchases 1
Associates and joint ventures	K- Realty CR-REITs No.1	￦	238,847	￦	1,308
	IGIS Professional Investors Private Investment Real Estate Investment LLC No. 395		5,000		—
	K Bank, Inc.		24,247		15,164
	Others 2 ,3		28,092		21,302

Total			296,186		37,774

		2021
(in millions of Korean won )		Interest income		Interest expense		Dividend income
Associates and joint ventures	K- Realty CR-REITs No.1	￦	—	￦	205	￦	40,142
	Korea Information & Technology Investment Fund (KIF Investment Fund)		223		—		—
	K Bank, Inc.		—		—		—
	Others 2 ,3		—		—		8,637

Total		￦	223	￦	205	￦	48,779

1	A mounts include acquisition of property and equipment , and others.
2
Transaction amount before OSKENT Co., Ltd., Mission Culture Industry Limited, Sweet and Sour Culture Industry Limited, Alma Mater Culture Industry Limited, and KT Philippines are excluded from associates and joint ventures
.

3	Includes transactions of Oscar Ent. before it was excluded as associates and joint ventures of the Group.

		2022
( i n millions of Korean won)		Operating Revenue		Purchases 1
Associates and joint ventures	K- Realty CR-REITs No.1 2	￦	—	￦	—
	K Bank, Inc.		29,536		11,007
	Hyundai Robotics Co., Ltd. 1		94		3,799
	K-Realty 11th Real Estate Investment Trust Company		330		1,674
	Others 3		11,964		37,742
Others	Digital Pharm Co., Ltd.		1		—

Total			41,925		54,222

		2022
(in millions of Korean won )		Acquisition of right-of- use assets		Interest income		Interest expense		Dividend income
Associates and joint ventures	K- Realty CR-REITs No.1 2	￦	—	￦	—	￦	—	￦	45,549
	K Bank, Inc.		—		3,052		—		—
	Hyundai Robotics Co., Ltd. 1		—		—		—		—
	K-Realty 11th Real Estate Investment Trust Company		1,966		—		260		162
	Others 3		—		—		—		9,158

Total		￦	1,966	￦	3,052	￦	260	￦	54,869

1	Amounts include acquisition of property and equipment , and others.
2	Includes transactions of the entity before it was excluded as an associate and joint venture of the Group.
3	Includes transactions of StorySoop Inc. before it was excluded as associates and joint ventures of the Group.
Key management compensation for the years ended December 31, 2020, 2021 and 2022, consists of:

(in millions of Korean won)	2020		2021		2022
Salaries and other short-term benefits	￦	2,086	￦	2,189	￦	1,855
Post-employment benefits		390		412		294
Share-based compensation		625		669		976

Total	￦	3,101	￦	3,270	￦	3,125

Fund transactions with related parties for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020
	Borrowing transactions 1				Equity contributions in cash
(in millions of Korean won)	Borrowings		Repayments
Associates and joint ventures

K- Realty CR-REITs No.1	￦	—	￦	20,304	￦	—
Studio Discovery Co. Ltd.		—		—		3,000
KT Young Entrepreneurs DNA Investment Fund		—		—		3,600
KT-Smart Factory Investment Fund		—		—		2,800
KT-CKP New Media Investment Fund		—		—		(109)
K Bank, Inc.		—		—		195,011
Gyeonggi-KT Yoojin Superman Fund		—		—		1,000
Hyundai Robotics Co. Ltd.		—		—		50,000

Total	￦	—	￦	20,304	￦	255,302

1	Borrowing transactions include lease transactions.

	202 1
	Borrowing transactions 1				Equity contributions in cash
(in millions of Korean won )	Borrowings		Repayments
Associates and joint ventures
K- REALTY CR REIT 1	￦	—	￦	15,964	￦	—
K Bank, Inc.		—		—		424,957
Pacific Professional Investors Private Investment Real Estate Investment LLC No. 55		—		—		11,000
KT Young Entrepreneurs DNA Investment Fund		—		—		8,400
Mastern KT Multi-Family Real Estate Private Equity Investment Fund 1		—		—		6,055
KT-IBKC Future Investment Fund 1		—		—		(5,700)
Others 2		—		—		18,176

Total	￦	—	￦	15,964	￦	462,888

1	Borrowing transaction s include lease transactions.
2	Others include transactions before exclusion as associates and joint ventures of the Group.

	2022
	Borrowing transactions 1				Equity contributions in cash
(in millions of Korean won)	Borrowings		Repayments
Associates and joint ventures
Megazone Cloud Corporation	￦	30,000	￦	—	￦	130,001
IBK-KT Emerging Digital Industry Investment Fund		—		—		10,800
Mastern KT Multi-Family Real Estate Private Equity Investment Fund I		—		—		18,859
IGIS No. 468-1 General Private Real Estate Investment Company		—		—		25,000
K-Realty 11th Real Estate Investment Trust Company		1,916		771		—
Others		—		—		93,478

Total	￦	31,916	￦	771	￦	278,138

1	Borrowing transactions include lease transactions.
The Group has an obligation to invest in Real Estate Investment Company No.167, a related party, and others according to the agreement. As at December 31, 2022, the Group is planning to make an additional investment of
￦
53,120 million.
As at December 31, 2022, the limit of the credit card contract provided by the Group to K Bank, Inc. is
￦
1,000 million (December 31, 2021:
￦
1,000 million).